Cover	1 Months Ended
Jul. 17, 2026
Cover [Abstract]
Entity Registrant Name	ARTELO BIOSCIENCES, INC.
Entity Central Index Key	0001621221
Document Type	PRE 14A
Amendment Flag	false
Document Period End Date	Jul. 17, 2026